UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSGX Spectrum Diversified
Equity Fund –
.
TSVPX Spectrum Diversified
Equity Fund–
.
I  Class
RPSIX Spectrum Income Fund –
.
TSPNX Spectrum Income Fund–
.
I  Class
PSILX Spectrum International
Equity Fund –
.
TSINX Spectrum International
Equity Fund–
.
I Class

T. ROWE PRICE Spectrum Funds
HIGHLIGHTS
During the 12-month period ended December 31, 2022, the Spectrum Income
Fund meaningfully outperformed its benchmark, the Spectrum Diversified Equity
Fund performed in line with its benchmark, and the Spectrum International Equity
Fund lagged its benchmark. Performance relative to their respective Lipper peer benchmarks was negative.
Exposure to diversifying sectors drove relative outperformance in the Spectrum
Income Fund, while stock selection in the Spectrum Diversified Equity Fund and
Spectrum International Equity Fund was a source of weakness.
Within equities, we are nearly balanced between value and growth globally, as we have moderated our overweight to value given relative outperformance over the last 12 months. The slowing growth backdrop is unfavorable for cyclicals, while higher rates weigh on growth-oriented equities. Within fixed income, we are overweight high yield, where we believe valuations offer reasonable compensation for risks. We also hold a modest overweight to long-term U.S. Treasuries as a risk-
off ballast to equities and other risk assets.
Given the uncertain impact of the forces driving global financial markets, we believe that the Spectrum Funds’ broad diversification and the strength of
T. Rowe Price’s fundamental research platform should benefit our investors over time across a range of market and economic environments.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Spectrum Funds
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Spectrum Funds

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Spectrum Funds
Management’s Discussion of Fund Performance

SPECTRUM DIVERSIFIED EQUITY FUND
INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation and growth of income with current income a secondary objective.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Spectrum Diversified Equity Fund returned -18.76% for the 12-month period ended December 31, 2022. The fund performed in line with its combined index portfolio, a custom-weighted benchmark composed of indexes that represent the asset classes in which the fund invests, underperformed the Lipper Multi-Cap Core Funds Index, and outperformed the Russell 3000
Index. (Returns for the I Class will vary due to its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The Spectrum Diversified
Equity Fund performed in
line with its benchmark for
the reporting period as the
benefits of the inclusion of
real assets equities and our
tactical positioning were
offset by security selection in
the underlying components.
The fund’s exposure to
real assets stocks, which
outperformed global equities,
bolstered relative results. The
positive impact was, however, partly offset by an underweight allocation to the sector early in the period. We closed the underweight by May and are now neutral to the sector. Within the sector, energy stocks were strong performers, surging with natural gas and oil prices during the year, as many nations sanctioned Russia and made efforts to reduce reliance on Russian energy exports because of its invasion of Ukraine.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Spectrum Diversified
Equity Fund –
.
2.18% -18.76%
Spectrum Diversified
Equity Fund–
.
I  Class 2.19 -18.65
Russell 3000 Index 2.40 -19.21
Combined Index Portfolio* 2.58 -18.75
Lipper Multi-Cap Core
Funds Index 2.96 -17.99
* For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Spectrum Funds

Tactical decisions contributed for the period. Growth stocks globally significantly underperformed value stocks over the year as rising interest rates hurt high-growth companies. Our underweight allocation to growth equity segments relative to value equities proved beneficial in both U.S. and international equities.
Security selection detracted from relative performance, especially in our U.S.
large-cap growth equity strategies. The Growth Stock and Blue Chip Growth
Funds posted deep double-digit losses, as an overweight in communication services was a meaningful drag. Digital advertising came under severe pressure as slowing demand from advertisers due to macroeconomic uncertainty and new rules around data privacy affected social media platforms’ targeting and measurement capabilities. The negative impact was, however, partially mitigated by strong selection in the Dividend Growth Fund, led by names in the consumer discretionary sector. The Equity Income Fund also outpaced its benchmark and added value.
How is the fund positioned?
The Spectrum Diversified
Equity Fund invests in several
underlying T. Rowe Price
funds that focus on U.S. and
international equities across
the full range of market
capitalizations and styles, as
well as in emerging markets.
We are modestly overweight
to international stocks, with
a tilt to emerging markets,
relative to U.S. stocks given
more attractive valuations. We believe the global growth outlook may benefit from potential reopening and stabilization in China. However, inflation concerns, tighter central bank policy, an energy crisis in Europe, and U.S. dollar strength remain notable risks.
We remain overweight to emerging markets stocks, which offer more compelling valuations relative to their developed markets counterparts. While the rapid relaxation of China’s zero-COVID restrictions may create a disorderly reopening process and lead to a significant increase in coronavirus cases over the near term, we believe the country’s domestic economic outlook will improve by mid-2023.
SECURITY DIVERSIFICATION
Spectrum Diversified Equity Fund

T. ROWE PRICE Spectrum Funds

In the U.S., we are nearly balanced between value and growth equities, with a tilt toward core stocks to moderate the cyclical exposure of our equity allocation. The slowing economic growth backdrop is unfavorable for cyclicals, while higher interest rates weigh on growth-oriented equities. Core equities are less cyclical or have less interest rate sensitivity than value or growth styles, respectively, and our core equity holdings generally have a higher-
quality profile. We are modestly overweight to U.S. small- and mid-cap stocks, which offer attractive valuations relative to larger companies. We believe small-cap valuations are particularly compelling as shares have traded lower amid elevated recession concerns and higher financing costs. Earnings for smaller companies have held up relatively well during this period of economic weakness and could improve if the outlook stabilizes. We are overweight to
U.S. mid-cap equities with a focus on stocks that we believe have a durable growth profile.
Among international equities, we maintain a modest tilt to value-oriented equities and are overweight to core equities to moderate the cyclical exposure of our non-U.S. equity allocation. While value stocks offer attractive valuations, they could face significant pressure as cyclical risks rise due to tightening monetary policy, sovereign debt concerns, and the European energy crisis.
We are neutral to inflation-sensitive real assets equities, which we believe may provide a hedge should inflationary pressures persist longer than expected.
Commodity prices may face further pressure due to economic concerns, although energy demand could be bolstered as China begins reopening. The real estate sector remains attractive in the context of economic recovery as the sector offers income and an ability to raise rents, but equity prices remain vulnerable to rising rates.

T. ROWE PRICE Spectrum Funds

SPECTRUM INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks a high level of current income with moderate share price fluctuation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Spectrum Income Fund returned -10.59% for the 12-month period ended
December 31, 2022. The fund outperformed the Bloomberg U.S. Aggregate
Bond Index and modestly underperformed its peer Lipper Multi-Sector Income
Funds Average benchmark. (Returns for the I Class will vary due to its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The Spectrum Income Fund
outperformed its benchmark
for the year, driven by
exposure to sectors and asset
classes that are not included
in the fund’s benchmark.
Most notably, dividend-
paying equities fell to a lesser
extent than investment-grade
bonds during the period.
In response to elevated inflation, the Fed aggressively increased short-term interest rates from near-zero levels starting in March to a 4.25% to 4.50% range at the end of December. Despite negative returns, dividend-paying equities outpaced core investment-grade bonds as upward pressure on interest rates presented a challenging environment for the fixed income sector. Positive security selection within this strategy also boosted results, led by holdings in the financials and health care sectors.
Overall, fixed income diversifiers also added value. In a rising rate environment, the inclusion of absolute return-oriented fixed income and short-term bonds lifted relative returns. Floating rate bank loans and high yield bonds—which were supported by their lower sensitivity to rising interest rates—also outperformed investment-grade bonds. Conversely, the inclusion of long-term U.S. Treasuries detracted given the inverted Treasury yield curve as short- and intermediate-term yields rose above longer-term yields. Emerging
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Spectrum Income Fund –
.
0.20% -10.59%
Spectrum Income Fund–
.
I  Class 0.19 -10.53
Bloomberg U.S. Aggregate
Bond Index -2.97 -13.01
Lipper Multi-Sector Income
Funds Average -0.10 -10.43

T. ROWE PRICE Spectrum Funds

markets dollar-denominated debt also weighed on relative returns as central banks in many emerging countries raised interest rates to fight inflation and defend weakening currencies against a stronger dollar. Investor risk concerns were a headwind to full-period performance in emerging market bonds, although the sector saw a strong rally in the last several months of the year.
Tactical decisions contributed
for the period. An overweight
to cash throughout the period
was beneficial as both equity
and fixed income markets
posted major declines. An
overweight to floating rate
bank loans had a positive
impact as the sector benefited
from a favorable adjustment
higher in yields as short-term
rates rose. Conversely, an
underweight to short-term
bonds weighed.
Security selection in our investment-grade bond strategy, which trailed the
Bloomberg U.S. Aggregate Bond Index, held back relative performance. The strategy’s interest rate management and duration positioning detracted as the timing of some our positioning shifts was unfavorable amid elevated interest rate volatility. Selection in our U.S. dollar-hedged international bonds also had a negative impact.
How is the fund positioned?
The Spectrum Income Fund invests primarily in fixed income securities through a diversified mix of U.S. and international T. Rowe Price mutual funds.
Underlying investments also include a fund focused on dividend-paying U.S.
large-cap stocks.
Peaking inflation and moderating Fed policy likely lessens the risk of significantly higher yields, while corporate and securitized markets offer attractive valuations and supportive fundamentals for U.S.
investment-grade bonds.
We are overweight to below investment-grade bonds, but over the period, we shifted our emphasis from floating rate loans to high yield bonds. We are overweight to high yield bonds as yields in the sector offer reasonable compensation for risk, in our view. High yield credit fundamentals remain supportive in the face of slowing economic growth; however, default rates are
SECURITY DIVERSIFICATION
Spectrum Income Fund

T. ROWE PRICE Spectrum Funds

likely to rise from historically low levels toward longer-run averages. While we remain constructive on floating rate loans, we moderated our overweight position throughout the period as the benefits of a short duration profile and resetting rate features became less compelling against the backdrop of moderating Fed policy and slower growth.
We are underweight to U.S. dollar-hedged international bonds as yields could remain volatile amid global central banks balancing inflation and slowing economic growth. We are also neutral to nondollar bonds. While near-
term risks remain that the U.S. dollar could strengthen further in a risk-off environment, we believe nondollar bonds should benefit from more supportive currency dynamics over the intermediate term given narrowing growth and real interest rate differentials between the U.S. and the rest of the world.
We are overweight to dollar-denominated emerging markets bonds given attractive yield levels in select markets versus developed markets. We believe peaking monetary tightening from many central banks and moderating inflation should be supportive of the sector. We are overweight to local currency emerging markets bonds, as yields are at attractive levels but reflective of cautious sentiment. We believe that the Fed slowing its pace of interest rate tightening could be supportive to emerging markets currencies relative to a prospectively softening U.S. dollar.
We are modestly overweight to long-term U.S. Treasury bonds, which we believe can help provide ballast to equity volatility. The Fed has signaled continued increases to its policy interest rate, although at a slower pace, through 2023 and an intent to keep this rate elevated for an extended period, lessening the odds of a soft landing for the U.S. economy.
We are modestly underweight to dividend-paying equities. We believe the weakening outlook for growth and earnings is cause for caution amid still-
elevated inflation and continued policy tightening by central banks. We remain modestly overweight cash relative to stocks and bonds, given attractive short-
term yields. Cash also provides a source of liquidity in the context of potential market opportunities.

T. ROWE PRICE Spectrum Funds

SPECTRUM INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Spectrum International
Equity Fund returned
-18.00% for the
12-month period ended
December 31, 2022. The fund
underperformed the MSCI
All Country World Index
ex USA Net and its peer
Lipper International Multi-
Cap Core Funds Average
benchmark. (Returns for the
I Class will vary due to its
different fee structure. Past
performance cannot guarantee
future results .)
What factors influenced the fund’s performance?
During the reporting period, the Spectrum International Equity Fund lagged its benchmark. Security selection within the underlying components drove relative performance, especially in our European and Japanese equity strategies.
Within the underlying strategies, the European Stock Fund was a notable detractor for the period, as the region struggled with the outsized effects from the war in Ukraine given its close proximity and dependence on Russian oil and exports from Ukraine. Sanctions and other knock-on effects from the war in Ukraine led to record-high inflation and slowing growth driven in part by rising commodity prices, supply chain disruptions, and Russian sanctions.
Within the fund, stock selection and our overweight in the industrials and business services sector detracted, largely due to performance in the second and third quarters, which was negatively impacted by the supply chain constraints, cost, and inflationary pressures. The Japan Fund also trailed its style-specific benchmark and hurt results, driven by selection in the information technology and services sectors. Japanese equities were affected by concerns about the U.S.'s and Europe’s aggressive central bank rate hikes
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Spectrum International
Equity Fund –
.
2.47% -18.00%
Spectrum International
Equity Fund–
.
I  Class 2.60 -17.83
MSCI All Country World
Index ex USA Net 2.96 -16.00
Lipper International
Multi - Cap Core Funds
Average 4.53 -15.11

T. ROWE PRICE Spectrum Funds

and a yen that weakened
against the U.S. dollar to
such an extreme that the
government was forced to
intervene in the currency
market for the first time in
24 years. The International
Value Equity Fund
further held back relative
returns, weighed down by
names in the information
technology sector.
Conversely, strong security
selection in the International Stock Fund contributed to relative performance.
Within the fund, stock selection in the industrials and business services sector added value, led by holdings in the aerospace and defense industry.
The portfolio broadly benefited from a tilt to value-oriented equities, which outperformed relative to growth over the period.
How is the fund positioned?
The Spectrum International Equity Fund offers investors broadly diversified exposure to international equities in developed and emerging markets.
We are overweight to emerging markets stocks, which offer more compelling valuations relative to their developed markets counterparts. While the rapid relaxation of China’s zero-COVID restrictions may create a disorderly reopening process and lead to a significant increase in coronavirus cases over the near term, we believe the country’s domestic economic outlook will improve by mid-2023. However, multiple risks persist in
China, including housing sector concerns, geopolitical uncertainty, and sanctions-related impacts.
Among major developed markets, we are overweight to Japanese equities given historically cheap valuations, relatively lower inflation, accommodative monetary and fiscal policy, and improving corporate governance. The yen is expected to remain cheap relative to other major currencies, boosting competitiveness. Conversely, a change to the Bank of Japan’s yield curve control policy sparked volatility in the financial system, and a global economic slowdown could weigh on the export-heavy country.
GEOGRAPHIC DIVERSIFICATION
Spectrum International Equity Fund

T. ROWE PRICE Spectrum Funds

We are underweight to European equities. While cyclically oriented European equities offer reasonable valuations, elevated energy costs and weakening manufacturing activity have increased recession risks. Additionally, there are concerns that industrial production will be curtailed by energy shortages as
Russia moves to cut oil output and ban sales of oil to countries that impose a price cap in response to the continued war in Ukraine. The European Central
Bank also faces a challenging energy-driven inflation battle and has signaled that more rate hikes will be needed to rein in inflation.
We maintain a modest tilt toward value-oriented equities having trimmed our overweight following a period of outperformance relative to growth equities.
We currently favor core equities as we have sought to moderate our cyclical exposure. While value stocks offer attractive valuations, they could face significant pressure as cyclical risks rise due to tightening monetary policy, sovereign debt concerns, and the European energy crisis. Alternatively, growth stocks outside the U.S. are challenged by higher relative valuations and are under pressure from rising interest rates.
What is portfolio management’s outlook?
Global equity and bond markets fell sharply in 2022 but bounced off recent lows at the end of the period on signs that inflation is beginning to ease. Capital markets appear to have priced in a significant slowdown in the global economic growth environment heading into 2023, although the duration and magnitude remain uncertain as the world’s major central banks continue efforts to bring inflation under control by hiking interest rates and draining liquidity from the markets. However, signs suggesting easing inflation pressures have emerged in recent months. Key input costs—such as oil and other commodities—have declined, while labor participation and employment data suggest a resilient labor market in the U.S. despite an uncertain growth outlook. The Fed has signaled a potential shift to a more moderate pace of tightening but remains committed to taming inflation, particularly wage inflation, which it sees as a key driver of persistent inflation. Even taking into account this more moderate pace, we expect the Fed’s benchmark interest rate to reach 5% by early 2023 as inflation will likely settle above the Fed’s 2% long-term inflation target.

T. ROWE PRICE Spectrum Funds

Equities face a less compelling risk/reward trade-off as uncertainty around corporate fundamentals suggests limited near-term upside, particularly as earnings estimates remain elevated against a slowing growth outlook.
Furthermore, while defaults for below investment-grade issuers within fixed income are likely to rise from historically low levels toward long-term averages, we believe yields within the sector reasonably compensate for the risk. Other key risks to global markets include central bank missteps, persistent inflation, the potential for a sharper slowdown in global growth, geopolitical tensions, and the need for China to strike a balance between containing the coronavirus and economic growth. We believe these headwinds should peak and subsequently ease in the latter half of 2023 and potentially provide a more constructive environment. We continue to evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions as we assess where there may be opportunities to add to equities and other risk assets.
The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of the forces driving global financial markets, we believe that the
Spectrum Funds’ broad diversification and the strength of T. Rowe Price’s fundamental research platform should benefit our investors over time across a range of market and economic environments.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Spectrum Funds

RISKS OF INVESTING
As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-
quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.
Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-
U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
For a thorough discussion of risks, please see each fund’s prospectus.

T. ROWE PRICE Spectrum Funds

BENCHMARK INFORMATION
Combined index portfolio : An unmanaged blended index portfolio created as a custom benchmark for the Spectrum Diversified Equity Fund consisting of 70%
Russell 3000 Index and 30% MSCI All Country World ex-USA IMI.
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written

T. ROWE PRICE Spectrum Funds

consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
(Of the combined underlying funds at 12/31/22)
Spectrum Diversified Equity Fund
Percent of
Net Assets
12/31/22
Microsoft 4.0%
Apple 2.4
Alphabet 2.1
UnitedHealth Group 1.5
Amazon.com 1.3
Visa 1.2
Elevance Health 1.1
Chubb 1.0
Southern Company 0.9
Thermo Fisher Scientific 0.8
Total 16.3%
LARGEST HOLDINGS
(Of the combined underlying funds at 12/31/22)
Spectrum International Equity Fund
Percent of
Net Assets
12/31/22
Taiwan Semiconductor Manufacturing 2.4%
ASML Holding 1.8
Samsung Electronics 1.7
AstraZeneca 1.7
Roche Holding 1.4
Tencent Holdings 1.2
AIA Group 1.1
Nippon Telegraph & Telephone 1.0
Alibaba Group Holding 1.0
ING Groep 0.9
Total 14.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
TARGET ALLOCATIONS FOR UNDERLYING FUNDS
Spectrum Diversified Equity Fund
Minimum–
Maximum
Target at
6/30/22
Target at
12/31/22
Blue Chip Growth Fund 5%–25% 10.01% 10.01%
Dividend Growth Fund 5–25 11.91  12.57
Emerging Markets Stock Fund 0–10 2.39  2.28
Equity Income Fund 5–25 11.08  10.42
Growth and Income 0–25 0.00  0.00
Growth Stock Fund 5–25 10.01  10.01
International Discovery Fund 0–10 2.17  2.17
International Stock Fund 0–20 4.87  5.08
International Value Equity Fund 0–20 5.24  5.15
Mid-Cap Growth Fund 0–15 3.95  4.03
Mid-Cap Value Fund 0–15 3.72  3.64
New Horizons Fund 0–15 3.05  3.11
Real Assets Fund 0–10 5.00  5.00
Small-Cap Value Fund 0–15 3.61  3.55
U.S. Large-Cap Core Fund 5–25 11.91  12.57
Value Fund 5–25 11.08  10.42
Target allocations may not total 100% due to rounding.
The funds are currently invested in the Z Class of each underlying Price Fund.

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
TARGET ALLOCATIONS FOR UNDERLYING FUNDS
Spectrum Income Fund
Minimum–
Maximum
Target at
6/30/22
Target at
12/31/22
Corporate Income Fund 0%–10% 4.50% 4.50%
Dynamic Global Bond Fund 0–10 4.25  4.25
Emerging Markets Bond Fund 0–20 8.50  8.50
Emerging Markets Local Currency Bond Fund 0–10 4.00  4.00
Equity Income Fund 5–25 10.75  11.00
Floating Rate Fund 0–10 7.00  7.00
GNMA Fund 5–20 7.50  9.00
High Yield Fund 5–25 15.50  15.25
Inflation Protected Bond Fund 0–10 0.00  0.00
International Bond Fund 0–15 4.50  4.00
International Bond Fund (USD Hedged) 0–20 6.00  6.50
Limited Duration Inflation Focused Bond Fund 0–10 2.25  2.00
New Income Fund 10–30 14.25  13.75
Short-Term Bond Fund 0–15 3.00  2.50
U.S. Treasury Intermediate Index Fund 0–10 0.00  0.00
U.S. Treasury Long-Term Index Fund 0–15 5.00  5.00
U.S. Treasury Money Fund 0–25 3.00  2.75
Ultra Short-Term Bond 0–10 0.00  0.00
Target allocations may not total 100% due to rounding.
The funds are currently invested in the Z Class of each underlying Price Fund.

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
TARGET ALLOCATIONS FOR UNDERLYING FUNDS
Spectrum International Equity Fund
Minimum–
Maximum
Target at
6/30/22
Target at
12/31/22
Africa & Middle East Fund 0%–15% 0.59% 0.58%
Emerging Europe Fund 0–15 0.11  0.13
Emerging Markets Discovery Stock Fund 0–10 6.52  6.34
Emerging Markets Stock Fund 0–10 4.03  4.36
European Stock Fund 0–30 14.65  15.32
International Discovery Fund 0–20 4.17  4.20
International Stock Fund 0–55 18.47  18.13
International Value Equity Fund 0–35 20.96  18.63
Japan Fund 0–30 5.11  5.50
Latin America Fund 0–15 0.99  1.09
New Asia Fund 0–20 13.30  12.14
Overseas Stock Fund 0–35 11.10  13.58
U.S. Treasury Money Fund 0–25 0.00  0.00
Target allocations may not total 100% due to rounding.
The funds are currently invested in the Z Class of each underlying Price Fund.

T. ROWE PRICE Spectrum Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM DIVERSIFIED EQUITY FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Spectrum Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Diversified
Equity Fund –
.
-18.76% 6.14% 9.57% – –
Spectrum Diversified
Equity Fund–
.
I  Class -18.65 – – -7.69% 5/3/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Spectrum Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM INCOME FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Spectrum Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Income Fund –
.
-10.59% 1.11% 2.52% – –
Spectrum Income Fund–
.
I  Class -10.53 – – -5.81% 5/3/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Spectrum Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM INTERNATIONAL EQUITY FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Spectrum Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum International
Equity Fund –
.
-18.00% 0.87% 4.29% – –
Spectrum International
Equity Fund–
.
I  Class -17.83 – – -12.00% 5/3/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Spectrum Funds

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Spectrum Diversified Equity Fund 0.73%
Spectrum Diversified Equity Fund–I Class 0.58
Spectrum Income Fund 0.62
Spectrum Income Fund–I Class 0.47
Spectrum International Equity Fund 0.89
Spectrum International Equity Fund–I Class 0.74
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Spectrum Funds

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SPECTRUM DIVERSIFIED EQUITY FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,021.80 $3.72
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.53   3.72
I Class
Actual  1,000.00   1,021.90   2.96
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.28   2.96
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.73%, and
the
2
I Class was 0.58%.
FUND EXPENSE EXAMPLE (continued)

T. ROWE PRICE Spectrum Funds

SPECTRUM INCOME FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,002.00 $3.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.08   3.16
I Class
Actual   1,000.00   1,001.90   2.37
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.84   2.40
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.62%, and
the
2
I Class was 0.47%.
SPECTRUM INTERNATIONAL EQUITY FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,024.70 $4.54
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.72   4.53
I Class
Actual   1,000.00   1,026.00   3.78
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.48   3.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.89%, and
the
2
I Class was 0.74%.
FUND EXPENSE EXAMPLE (continued)

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 27.42 $ 24.25 $ 23.29 $ 20.00 $ 24.36
Investment activities
Net investment income
(1)(2)
0.12 0.16 0.19 0.29 0.26
Net realized and unrealized gain/
loss (5.27) 4.81 4.04 5.11 (2.37)
Total from investment activities (5.15) 4.97 4.23 5.40 (2.11)
Distributions
Net investment income (0.14) (0.17) (0.20) (0.30) (0.27)
Net realized gain (1.95) (1.63) (3.07) (1.81) (1.98)
Total distributions (2.09) (1.80) (3.27) (2.11) (2.25)
NET ASSET VALUE
End of period $ 20.18 $ 27.42 $ 24.25 $ 23.29 $ 20.00
Ratios/Supplemental Data
Total return
(2)(3)(4)
(18.76)% 20.58% 18.38% 27.03% (8.53)%
Ratios to average net assets:
(2)
Gross expenses before payments
by Price Associates
(4)
0.73% 0.57% 0.00% 0.00% 0.00%
Net expenses after payments by
Price Associates
(4)
0.73% 0.57% 0.00% 0.00% 0.00%
Weighted average net expenses of
underlying Price Funds
(5)
0.00% 0.14% 0.73% 0.76% 0.77%
Effective net expenses 0.73% 0.71% 0.73% 0.76% 0.77%
Net investment income
(4)
0.51% 0.58% 0.82% 1.25% 1.05%
Portfolio turnover rate
(4)
11.1% 8.6% 12.9% 19.3% 10.8%
Net assets, end of period (in millions) $1,848 $4,156 $3,991 $3,795 $3,266
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective March 24,
2021, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 27.36 $ 27.19
Investment activities
Net investment income
(2)(3)
0.25 0.26
Net realized and unrealized gain/loss (5.36) 1.78
Total from investment activities (5.11) 2.04
Distributions
Net investment income (0.22) (0.24)
Net realized gain (1.95) (1.63)
Total distributions (2.17) (1.87)
NET ASSET VALUE
End of period $ 20.08 $ 27.36

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
Ratios/Supplemental Data
Total return
(3)(4)(5)
(18.65)% 7.61%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.58% 0.58%
(6)
Net expenses after payments by Price Associates
(5)
0.58% 0.58%
(6)
Net investment income
(5)
1.07% 1.38%
(6)
Portfolio turnover rate
(5)
11.1% 8.6%
Net assets, end of period (in millions) $1,560 $371
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 12.83 $ 13.00 $ 12.73 $ 11.86 $ 12.75
Investment activities
Net investment income
(1)(2)
0.34 0.33 0.34 0.40 0.41
Net realized and unrealized gain/
loss (1.69) —
(3)
0.41 0.95 (0.74)
Total from investment activities (1.35) 0.33 0.75 1.35 (0.33)
Distributions
Net investment income (0.39) (0.34) (0.38) (0.41) (0.42)
Net realized gain (0.15) (0.16) (0.10) (0.07) (0.14)
Total distributions (0.54) (0.50) (0.48) (0.48) (0.56)
NET ASSET VALUE
End of period $ 10.94 $ 12.83 $ 13.00 $ 12.73 $ 11.86
Ratios/Supplemental Data
Total return
(2)(4)(5)
(10.59)% 2.59% 6.06% 11.55% (2.62)%
Ratios to average net assets:
(2)
Gross expenses before payments
by Price Associates
(5)
0.62% 0.45% 0.00% 0.00% 0.00%
Net expenses after payments by
Price Associates
(5)
0.62% 0.45% 0.00% 0.00% 0.00%
Weighted average net expenses of
underlying Price Funds
(6)
0.00% 0.14% 0.65% 0.63% 0.62%
Effective net expenses 0.62% 0.59% 0.65% 0.63% 0.62%
Net investment income
(5)
2.88% 2.52% 2.77% 3.17% 3.30%
Portfolio turnover rate
(5)
20.7% 15.1% 29.9% 24.1% 22.8%
Net assets, end of period (in millions) $1,983 $4,778 $6,890 $6,895 $6,389
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective March 24,
2021, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 12.84 $ 13.10
Investment activities
Net investment income
(2)(3)
0.38 0.24
Net realized and unrealized gain/loss (1.72) (0.09)
(4)
Total from investment activities (1.34) 0.15
Distributions
Net investment income (0.41) (0.25)
Net realized gain (0.15) (0.16)
Total distributions (0.56) (0.41)
NET ASSET VALUE
End of period $ 10.94 $ 12.84
Ratios/Supplemental Data
Total return
(3)(5)(6)
(10.53)% 1.16%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0.47% 0.47%
(7)
Net expenses after payments by Price Associates
(6)
0.47% 0.47%
(7)
Net investment income
(6)
3.33% 2.79%
(7)
Portfolio turnover rate
(6)
20.7% 15.1%
Net assets, end of period (in millions) $3,945 $2,422
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 16.12 $ 15.90 $ 14.08 $ 11.66 $ 14.61
Investment activities
Net investment income
(1)(2)
0.14 0.20 0.12 0.27 0.23
Net realized and unrealized gain/
loss (3.04) 0.58 1.84 2.64 (2.40)
Total from investment activities (2.90) 0.78 1.96 2.91 (2.17)
Distributions
Net investment income (0.18) (0.21) (0.12) (0.28) (0.23)
Net realized gain (0.65) (0.35) (0.02) (0.21) (0.55)
Total distributions (0.83) (0.56) (0.14) (0.49) (0.78)
NET ASSET VALUE
End of period $ 12.39 $ 16.12 $ 15.90 $ 14.08 $ 11.66
Ratios/Supplemental Data
Total return
(2)(3)(4)
(18.00)% 4.97% 13.95% 25.00% (14.81)%
Ratios to average net assets:
(2)
Gross expenses before payments
by Price Associates
(4)
0.89% 0.69% 0.00% 0.00% 0.00%
Net expenses after payments by
Price Associates
(4)
0.89% 0.69% 0.00% 0.00% 0.00%
Weighted average net expenses of
underlying Price Funds
(5)
0.00% 0.21% 0.91% 0.90% 0.90%
Effective net expenses 0.89% 0.90% 0.91% 0.90% 0.90%
Net investment income
(4)
0.99% 1.18% 0.92% 2.06% 1.63%
Portfolio turnover rate
(4)
10.2% 9.5% 8.5% 12.7% 15.0%
Net assets, end of period (in millions) $627 $1,903 $2,008 $1,607 $1,386
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective March 24,
2021, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 16.07 $ 16.98
Investment activities
Net investment income
(2)(3)
0.25 0.38
Net realized and unrealized gain/loss (3.12) (0.66)
(4)
Total from investment activities (2.87) (0.28)
Distributions
Net investment income (0.24) (0.28)
Net realized gain (0.65) (0.35)
Total distributions (0.89) (0.63)
NET ASSET VALUE
End of period $ 12.31 $ 16.07

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
. . Year
Ended
12/31/22
5/3/21
(1)
Through
12/31/21
Ratios/Supplemental Data
Total return
(3)(5)(6)
(17.83)% (1.61)%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0.74% 0.74%
(7)
Net expenses after payments by Price Associates
(6)
0.74% 0.74%
(7)
Net investment income
(6)
1.91% 3.34%
(7)
Portfolio turnover rate
(6)
10.2% 9.5%
Net assets, end of period (in millions) $818 $224
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Spectrum Diversified Equity Fund
December 31, 2022

Portfolio of Investments
(1)
(1)
$ Value
12/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
12/31/22
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.1%
T. Rowe Price Funds:
Dividend Growth Fund  544,737 23,394 55,240 6,764,283 433,861
U.S. Large-Cap Core Fund  531,758 33,037 41,500 14,677,781 429,178
Value Fund  558,200 38,656 91,483 9,872,281 379,688
Equity Income Fund  560,897 28,106 133,063 11,476,963 375,297
Blue Chip Growth Fund  (2) 463,924 66,155 20,135 3,050,700 317,913
Growth Stock Fund  (2) 470,200 56,250 14,202 5,093,671 316,062
International Value Equity Fund  244,089 7,630 33,558 13,503,106 186,613
International Stock Fund  207,977 13,856 7,445 10,945,643 180,603
Real Assets Fund  126,040 75,179 10,928 12,595,813 169,666
Mid-Cap Growth Fund  163,917 19,821 13,492 1,468,522 131,110
Mid-Cap Value Fund  172,008 18,149 34,198 4,618,015 130,921
Small-Cap Value Fund  166,601 7,472 13,227 2,610,054 125,152
New Horizons Fund  (2) 138,003 12,853 6,796 1,944,746 90,956
International Discovery Fund  (2) 90,663 10,535 299 1,254,198 72,003
Emerging Markets Stock Fund  91,259 8,840 8,535 2,089,715 71,489
Total Equity Mutual Funds (Cost $2,219,898) 3,410,512
Total Investments in Securities
100.1% of Net Assets (Cost $2,219,898) $ 3,410,512
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Blue Chip Growth Fund  $ 12,075 $ (192,031) $ —
Dividend Growth Fund  19,116 (79,030) 7,856
Emerging Markets Stock Fund  (2,684) (20,075) 1,511
Equity Income Fund  54,207 (80,643) 11,608
Growth Stock Fund  6,667 (196,186) —
International Discovery Fund  2,112 (28,896) —
International Stock Fund  71 (33,785) 2,906
International Value Equity Fund  4,371 (31,548) 7,560
Mid-Cap Growth Fund  979 (39,136) 428
Mid-Cap Value Fund  17,073 (25,038) 2,257
New Horizons Fund  2,096 (53,104) —
Real Assets Fund  (1,197) (20,625) 4,725
Small-Cap Value Fund  4,958 (35,694) 1,553
U.S. Large-Cap Core Fund  13,470 (94,117) 4,063
Value Fund  58,457 (125,685) 7,976
Totals $ 191,771# $ (1,055,593) $ 52,443+
# Capital gain distributions from underlying Price funds represented $136,079 of the net realized gain (loss).
+ Investment income comprised $52,443 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
December 31, 2022

Portfolio of Investments
(1)
(1)
$ Value
12/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
12/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 85.9%
T. Rowe Price Funds:
High Yield Fund  1,111,794 113,236 146,656 164,218,293 913,054
New Income Fund  1,176,631 55,075 264,142 100,709,840 810,714
GNMA Fund  528,571 102,958 44,403 65,823,827 528,565
Emerging Markets Bond Fund  565,979 116,383 45,383 61,540,402 523,709
Floating Rate Fund  531,048 83,704 198,860 44,514,285 400,629
International Bond Fund (USD
Hedged)  389,322 109,218 41,102 47,466,611 375,461
U.S. Treasury Long-Term Index
Fund  205,062 189,408 19,917 35,892,385 286,062
Corporate Income Fund  352,389 17,528 55,766 32,931,130 256,204
Dynamic Global Bond Fund  291,370 49,350 68,990 29,055,023 247,549
Emerging Markets Local
Currency Bond Fund  270,114 23,383 28,374 51,359,977 240,365
International Bond Fund  373,953 18,829 105,364 33,235,066 235,304
Short-Term Bond Fund  212,530 9,143 54,397 34,843,177 156,097
Limited Duration Inflation
Focused Bond Fund  218,797 12,170 103,990 24,500,579 113,438
U.S. Treasury Intermediate Index
Fund  531 7 – 90,552 466
Total Bond Mutual Funds (Cost $5,703,986) 5,087,617
EQUITY MUTUAL FUNDS 11.3%
T. Rowe Price Funds:
Equity Income Fund  828,138 75,519 137,270 20,511,611 670,730
Total Equity Mutual Funds (Cost $359,521) 670,730
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.31%  (2) 148,829 349,628 326,075 172,382,320 172,382
Total Short-Term Investments (Cost $172,382) 172,382
Total Investments in Securities
100.1% of Net Assets (Cost $6,235,889) $ 5,930,729
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Seven-day yield

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (6,739) $ (57,947) $ 10,271
Dynamic Global Bond Fund  28,543 (24,181) 9,311
Emerging Markets Bond Fund  (12,555) (113,270) 30,691
Emerging Markets Local Currency Bond Fund  (2,526) (24,758) 14
Equity Income Fund  60,211 (95,657) 18,817
Floating Rate Fund  (16,663) (15,263) 27,590
GNMA Fund  (4,333) (58,561) 11,994
High Yield Fund  (12,256) (165,320) 62,680
International Bond Fund  (21,701) (52,114) 3,992
International Bond Fund (USD Hedged)  26,246 (81,977) 9,213
Limited Duration Inflation Focused Bond Fund  (1,932) (13,539) 8,248
New Income Fund  (20,875) (156,850) 25,336
Short-Term Bond Fund  (1,770) (11,179) 4,197
U.S. Treasury Intermediate Index Fund  — (72) 8
U.S. Treasury Long-Term Index Fund  (7,534) (88,491) 7,490
U.S. Treasury Money Fund, 4.31% — — 3,278
Totals $ 6,116# $ (959,179) $ 233,130+
# Capital gain distributions from underlying Price funds represented $88,901 of the net realized gain (loss).
+ Investment income comprised $233,130 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum International Equity Fund
December 31, 2022

Portfolio of Investments
(1)
(1)
$ Value
12/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
12/31/22
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.1%
T. Rowe Price Funds:
International Value Equity Fund  474,599 14,883 159,828 19,893,389 274,927
International Stock Fund  371,629 26,964 78,140 15,734,567 259,620
European Stock Fund  336,466 7,369 47,297 10,512,629 218,242
Overseas Stock Fund  189,602 74,143 38,061 17,710,367 194,637
New Asia Fund  281,356 7,255 52,391 11,382,705 180,188
Emerging Markets Discovery
Stock Fund  124,617 10,399 24,312 7,610,151 93,148
Japan Fund  (2) 131,542 5,645 29,138 6,787,977 79,012
Emerging Markets Stock Fund  75,928 19,054 18,828 1,834,372 62,754
International Discovery Fund  (2) 102,008 2,183 18,813 1,025,777 58,890
Latin America Fund  17,701 785 7,136 867,857 14,806
Africa & Middle East Fund  10,071 304 1,550 816,778 7,898
Emerging Europe Fund  12,566 137 517 776,839 2,004
Total Equity Mutual Funds (Cost $1,247,842) 1,446,126
Total Investments in Securities
100.1% of Net Assets (Cost $1,247,842) $ 1,446,126
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing

T. ROWE PRICE Spectrum International Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Africa & Middle East Fund  $ 316 $ (927) $ 263
Emerging Europe Fund  (170) (10,182) 111
Emerging Markets Discovery Stock Fund  (3,787) (17,556) 3,420
Emerging Markets Stock Fund  (5,432) (13,400) 1,333
European Stock Fund  1,938 (78,296) 6,187
International Discovery Fund  (2,831) (26,488) —
International Stock Fund  (191) (60,833) 4,249
International Value Equity Fund  3,969 (54,727) 11,183
Japan Fund  (5,600) (29,037) —
Latin America Fund  (3,785) 3,456 715
New Asia Fund  (7,191) (56,032) 3,442
Overseas Stock Fund  (1,122) (31,047) 6,221
Totals $ (23,886)# $ (375,069) $ 37,124+
# Capital gain distributions from underlying Price funds represented $11,691 of the net realized gain (loss).
+ Investment income comprised $37,124 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,219,898) $ 3,410,512
Receivable for investment securities sold 1,625
Receivable for shares sold 293
Other assets 460
Total assets 3,412,890
Liabilities
Investment management and administrative fees payable 2,288
Payable for shares redeemed 1,916
Other liabilities 34
Total liabilities 4,238
NET ASSETS $ 3,408,652
Net Assets Consist of:
Total distributable earnings (loss) $ 1,260,710
Paid-in capital applicable to 169,279,431 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,147,942
NET ASSETS $ 3,408,652
NET ASSET VALUE PER SHARE
Investor Class
($1,848,261,128 / 91,588,794 shares outstanding) $ 20.18
I Class
($1,560,391,220 / 77,690,637 shares outstanding) $ 20.08

T. ROWE PRICE Spectrum Income Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $6,235,889) $ 5,930,729
Receivable for investment securities sold 3,982
Receivable for shares sold 3,228
Other assets 220
Total assets 5,938,159
Liabilities
Payable for shares redeemed 6,121
Investment management and administrative fees payable 3,413
Other liabilities 1,348
Total liabilities 10,882
NET ASSETS $ 5,927,277
Net Assets Consist of:
Total distributable earnings (loss) $ (523,267)
Paid-in capital applicable to 541,742,262 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 6,450,544
NET ASSETS $ 5,927,277
NET ASSET VALUE PER SHARE
Investor Class
($1,982,708,668 / 181,278,832 shares outstanding) $ 10.94
I Class
($3,944,568,771 / 360,463,430 shares outstanding) $ 10.94

T. ROWE PRICE Spectrum International Equity Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,247,842) $ 1,446,126
Receivable for investment securities sold 2,359
Receivable for shares sold 267
Total assets 1,448,752
Liabilities
Payable for shares redeemed 2,625
Investment management and administrative fees payable 1,197
Total liabilities 3,822
NET ASSETS $ 1,444,930
Net Assets Consist of:
Total distributable earnings (loss) $ 83,073
Paid-in capital applicable to 117,062,167 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 1,361,857
NET ASSETS $ 1,444,930
NET ASSET VALUE PER SHARE
Investor Class
($627,357,435 / 50,626,641 shares outstanding) $ 12.39
I Class
($817,572,515 / 66,435,526 shares outstanding) $ 12.31

T. ROWE PRICE Spectrum Diversified Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income distributions from underlying Price Funds $ 52,443
Investment management and administrative expense 25,277
Net investment income 27,166
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 55,692
Capital gain distributions from underlying Price Funds 136,079
Net realized gain 191,771
Change in net unrealized gain / loss on underlying Price Funds (1,055,593)
Net realized and unrealized gain / loss (863,822)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (836,656)

T. ROWE PRICE Spectrum Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 233,130
Interest 3
Total income 233,133
Investment management and administrative expense 34,546
Net investment income 198,587
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (82,785)
Futures 2,675
Capital gain distributions from underlying Price Funds 88,901
Net realized gain 8,791
Change in net unrealized gain / loss on underlying Price Funds (959,179)
Net realized and unrealized gain / loss (950,388)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (751,801)

T. ROWE PRICE Spectrum International Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income distributions from underlying Price Funds $ 37,124
Investment management and administrative expense 13,493
Net investment income 23,631
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (35,577)
Capital gain distributions from underlying Price Funds 11,691
Net realized loss (23,886)
Change in net unrealized gain / loss on underlying Price Funds (375,069)
Net realized and unrealized gain / loss (398,955)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (375,324)

T. ROWE PRICE Spectrum Diversified Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 27,166 $ 26,859
Net realized gain 191,771 423,163
Change in net unrealized gain / loss (1,055,593) 354,627
Increase (decrease) in net assets from operations (836,656) 804,649
Distributions to shareholders
Net earnings
Investor Class (174,459) (256,329)
I Class (153,210) (23,873)
Decrease in net assets from distributions (327,669) (280,202)
Capital share transactions
*
Shares sold
Investor Class 87,518 119,751
I Class 1,513,095 368,876
Distributions reinvested
Investor Class 170,133 247,424
I Class 144,169 22,001
Shares redeemed
Investor Class (1,749,800) (728,847)
I Class (119,504) (17,124)
Increase in net assets from capital share transactions 45,611 12,081
Net Assets
Increase (decrease) during period (1,118,714) 536,528
Beginning of period 4,527,366 3,990,838
End of period $ 3,408,652 $ 4,527,366
*Share information (000s)
Shares sold
Investor Class 3,696 4,460
I Class 62,182 13,347
Distributions reinvested
Investor Class 8,477 9,154
I Class 7,216 816
Shares redeemed
Investor Class (72,169) (26,629)
I Class (5,267) (603)
Increase in shares outstanding 4,135 545

T. ROWE PRICE Spectrum Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 198,587 $ 182,183
Net realized gain 8,791 160,474
Change in net unrealized gain / loss (959,179) (159,028)
Increase (decrease) in net assets from operations (751,801) 183,629
Distributions to shareholders
Net earnings
Investor Class (122,720) (206,915)
I Class (174,220) (70,451)
Decrease in net assets from distributions (296,940) (277,366)
Capital share transactions
*
(1)
Shares sold
Investor Class 357,401 833,743
I Class 2,478,485 2,537,668
Distributions reinvested
Investor Class 114,789 193,322
I Class 169,287 70,271
Shares redeemed
Investor Class (2,728,504) (3,098,611)
I Class (616,097) (132,413)
Increase (decrease) in net assets from capital share
transactions (224,639) 403,980

T. ROWE PRICE Spectrum Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (1,273,380) 310,243
Beginning of period 7,200,657 6,890,414
End of period $ 5,927,277 $ 7,200,657
*Share information (000s)
(1)
Shares sold
Investor Class 30,210 63,916
I Class 209,884 193,348
Distributions reinvested
Investor Class 10,052 14,935
I Class 15,013 5,436
Shares redeemed
Investor Class (231,311) (236,559)
I Class (53,084) (10,134)
Increase (decrease) in shares outstanding (19,236) 30,942
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE Spectrum International Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 23,631 $ 28,178
Net realized gain (loss) (23,886) 106,024
Change in net unrealized gain / loss (375,069) (34,245)
Increase (decrease) in net assets from operations (375,324) 99,957
Distributions to shareholders
Net earnings
Investor Class (39,729) (64,654)
I Class (55,936) (8,369)
Decrease in net assets from distributions (95,665) (73,023)
Capital share transactions
*
Shares sold
Investor Class 92,365 336,024
I Class 923,872 246,766
Distributions reinvested
Investor Class 38,914 62,968
I Class 48,903 4,779
Shares redeemed
Investor Class (1,126,421) (547,757)
I Class (188,075) (11,110)
Increase (decrease) in net assets from capital share
transactions (210,442) 91,670

T. ROWE PRICE Spectrum International Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (681,431) 118,604
Beginning of period 2,126,361 2,007,757
End of period $ 1,444,930 $ 2,126,361
*Share information (000s)
Shares sold
Investor Class 6,701 20,006
I Class 62,860 14,274
Distributions reinvested
Investor Class 3,151 3,958
I Class 3,989 301
Shares redeemed
Investor Class (77,284) (32,161)
I Class (14,333) (655)
Increase (decrease) in shares outstanding (14,916) 5,723

T. ROWE PRICE Spectrum Funds
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). Spectrum Diversified Equity Fund, Spectrum
Income Fund, and Spectrum International Equity Fund (collectively, the Spectrum
Funds) are diversified open-end management investment companies established by the corporation. Each Spectrum Fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds (underlying Price Funds) representing specific market segments. Spectrum Diversified Equity seeks long-term capital appreciation and growth of income with current income as a secondary objective.
Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International Equity seeks long-term capital appreciation.
Each fund has two classes of shares as follows: Spectrum Diversified Equity Fund
(Investor Class) and Spectrum Diversified Equity Fund – I Class (I Class); Spectrum
Income Fund (Investor Class) and Spectrum Income Fund – I Class (I Class); and
Spectrum International Equity Fund (Investor Class) and Spectrum International Equity
Fund – I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively.  Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards
Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may

T. ROWE PRICE Spectrum Funds

differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying
Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared by Spectrum Income daily and paid monthly.
Income distributions, if any, are declared and paid by Spectrum Diversified Equity and
Spectrum International Equity annually. A capital gain distribution may also be declared and paid by each fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of each fund is represented by fund shares. Each fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the
NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the
NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the funds may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. Each fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Spectrum Funds

NOTE 2 - VALUATION
Each fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation.  Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The funds' Board of Directors (the Board) has designated T. Rowe Price Associates,
Inc. as the funds' valuation designee (Valuation Designee). Subject to oversight by the
Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the

T. ROWE PRICE Spectrum Funds

fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On December 31, 2022, all of each fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - DERIVATIVE INSTRUMENTS
The funds may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The funds invest in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and
Statement of Additional Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The funds at all times maintain sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover their settlement obligations under open derivative contracts.
The funds value their derivatives at fair value and recognizes changes in fair value currently in their results of operations. Accordingly, the funds do not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the funds account for their derivatives on a gross basis. They do not offset the fair value of derivative liabilities against the fair value of derivative assets on their financial statements, nor do they offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31, 2022, the Spectrum
Diversified Equity Fund, Spectrum Income Fund and Spectrum International Equity
Fund held no derivative instruments.

T. ROWE PRICE Spectrum Funds

The amount of gains and losses on futures recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Spectrum Income Fund
Futures Contracts  A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The funds currently invest only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the activity in futures, based on underlying notional amounts, was generally less than 1% for the Spectrum Income Fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 2,675
Total $ 2,675

T. ROWE PRICE Spectrum Funds

NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds during the year ended December 31,
2022, were as follows:
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
Each fund files U.S. federal, state, and local tax returns as required. Each fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of distributions from the underlying Price Funds.
($000s) Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Purchases $ 419,933 $ 1,325,539 $ 169,121
Sales 539,793 1,539,145 440,434

T. ROWE PRICE Spectrum Funds

The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the prior year ended December 31, 2021, was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Ordinary income (including short-
term capital gains, if any) $ 31,093 $ 248,596 $ 29,366
Long-term capital gain 296,576 48,344 66,299
Total distributions $ 327,669 $ 296,940 $ 95,665
($000s)
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Ordinary income (including short-
term capital gains, if any) $ 132,152 $ 189,191 $ 62,385
Long-term capital gain 148,050 88,175 10,638
Total distributions $ 280,202 $ 277,366 $ 73,023
($000s) Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Cost of investments $ 2,297,083 $ 6,471,151 $ 1,335,730
Unrealized appreciation $ 1,113,429 $ 329,898 $ 218,189
Unrealized depreciation — (870,320) (107,793)
Net unrealized appreciation
(depreciation) $ 1,113,429 $ (540,422) $ 110,396

T. ROWE PRICE Spectrum Funds

At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The Spectrum Funds are managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
Each fund operates in accordance with an amended investment management agreement
(amended management agreement), between the corporation, on behalf of the funds, and Price Associates. Under the amended agreement, the Spectrum Diversified Equity
Fund pays a fee rate of 0.73% for the Investor Class and 0.58% for the I Class; the
Spectrum Income Fund pays a fee rate of 0.62% for the Investor Class and 0.47% for
($000s) Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Undistributed ordinary income $ 491 $ 19,325 $ 1,107
Undistributed long-term capital gain 146,790 — —
Net unrealized appreciation
(depreciation) 1,113,429 (540,422) 110,396
Loss carryforwards and deferrals — (2,170) (28,430)
Total distributable earnings (loss) $ 1,260,710 $ (523,267) $ 83,073

T. ROWE PRICE Spectrum Funds

the I Class; and the Spectrum International Equity Fund pays a fee rate of 0.89% for the
Investor Class and 0.74% for the I Class, respectively. The all-inclusive management fee covers investment management and all of each fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses. Differences in the all-
inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the funds have entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund
(collectively, Price). Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the funds’ transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the funds. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
Each fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.
The Spectrum Funds do not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price Fund’s net assets. At December 31,
2022, Spectrum Diversified Equity Fund held less than 25% of the outstanding shares of any other underlying Price Fund; Spectrum Income Fund held approximately 66% of the outstanding shares of the Emerging Markets Local Currency Bond Fund, 54% of the
GNMA Fund, 47% of the Corporate Income Fund, 26% of the International Bond Fund,
and less than 25% of any other underlying Price Fund; Spectrum International Equity
Fund held less than 25% of the outstanding shares of any other underlying Price Fund.
Additionally, Spectrum Income Fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income Fund in proportion to the average daily value of its shares owned by the college savings plan.
Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At December 31, 2022, approximately 64% of the outstanding shares of the I Class were held by the college savings plans.

T. ROWE PRICE Spectrum Funds

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or each fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Spectrum Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Fund, Inc. and Shareholders
of T. Rowe Price Spectrum Diversified Equity Fund, T. Rowe Price Spectrum
Income Fund, and T. Rowe Price Spectrum International Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Diversified Equity Fund, T. Rowe
Price Spectrum Income Fund, and T. Rowe Price Spectrum International Equity Fund
(constituting T. Rowe Price Spectrum Fund, Inc., hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Funds

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Funds

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The funds' distributions to shareholders included amounts as follows:
For taxable non-corporate shareholders, income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20% as follows:
For corporate shareholders, income qualifies for the dividends-received deduction as follows:
The funds will pass through foreign source income and foreign taxes paid, as follows:
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Short-term capital gains
$ 3,923,000 $ 50,009,000 $ 5,433,000
Long-term capital gains not greater
than 20% 296,576,000 48,344,000 66,299,000
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
$ 51,796,000 $ 20,744,000 $ 33,060,000
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
$ 34,926,000 $ 18,022,000 $ 190,000
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Foreign source income
$ 7,376,000 $ — $ 27,323,000
Foreign taxes paid 1,299,000 — 4,037,000

T. ROWE PRICE Spectrum Funds

For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, the following amount of income qualifies as qualified real estate investment trust (REIT)
dividends:
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
$ 321,000 $ 211,000 $ —

T. ROWE PRICE Spectrum Funds

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Spectrum Funds

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Spectrum Funds

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Spectrum Funds

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Spectrum Funds

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Spectrum Funds

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Spectrum Funds Principal Occupation(s)
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Kimberly E. DeDominicis (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
David J. Eiswert, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Spectrum Funds

Name (Year of Birth)
Position Held With Spectrum Funds Principal Occupation(s)
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Wyatt A. Lee, CFA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Paul M. Massaro, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Sébastien Page  (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert A. Panariello (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Charles M. Shriver, CFA (1967)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Guido F. Stubenrauch, CFA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Toby M. Thompson, CAIA, CFA (1971)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Justin Thomson (1968)
Vice President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Spectrum Funds

Name (Year of Birth)
Position Held With Spectrum Funds Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Justin P. White  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582849
C08-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$40,011	$38,142
Audit-Related Fees	-	-
Tax Fees	-	6,417
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023